Financial Risk Management - Summary of Quantitative Data About Exposure to Currency Risk (Parenthetical) (Detail) - Currency Risk [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Colombian, Pesos [member]
Disclosure of financial assets [line items]
Percentage change in exchange rate	(4.03%)	1.00%
Euro [member]
Disclosure of financial assets [line items]
Percentage change in exchange rate	(5.64%)	1.00%
Argentinean, Pesos [member]
Disclosure of financial assets [line items]
Percentage change in exchange rate	2.36%	1.00%
Brazilian Reals [member]
Disclosure of financial assets [line items]
Percentage change in exchange rate	(4.39%)	1.00%